Unabsorbed cost due to production stoppage	12 Months Ended
Dec. 31, 2022
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage

22.   Unabsorbed cost due to production stoppage

This caption is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Services provided by third parties	7,608	19,214	8,373
Direct labor	6,505	3,418	11,075
Electricity and water	2,510	22	250
Mining easement	1,285	160	107
Short-term and low-value lease	1,180	668	1,394
Consumption of materials and supplies	1,155	781	2,817
Insurances	867	456	1,736
Maintenance and repair	330	275	498
Transport	301	87	291
Rights	214	—	100
Other	1,103	428	1,117

	23,058	25,509	27,758

During the year 2022 and 2021, the unabsorbed production costs of the mining units correspond to the stoppage of production of the Uchucchacua mining unit and Río Seco, see note 1(b).

During 2020, the unabsorbed production costs of the mining units correspond to the stoppage of the Group’s production as a result of the State of National Emergency and mandatory social isolation related to the COVID-19 pandemic, see note 1(f).